Stock-Based Compensation - ESPP (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Average market price			$ 114
Employee Stock Purchase Plan
Stock-Based Compensation
Discount on purchase of common stock (as a percent)	5.00%	15.00%
Maximum percentage of payroll deductions on eligible compensation		10.00%	10.00%
Maximum stock purchases by employees in a calendar year, value			$ 25,000
Maximum stock purchases by employees in an offering period (in shares)			1,000
Shares purchased by employees under the ESPP (in shares)			2,400,000	1,000,000.0	1,100,000
Shares available for purchase (in shares)		14,400,000	14,400,000